SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) segment	Dec. 31, 2021 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 15,396	$ 14,655
Operating costs	9,003	8,768
Adjusted EBITDA	6,393	5,887
Depreciation and amortization	2,576	2,585
Restructuring, acquisition and other	310	324
Finance costs	1,233	849
Other (income) expense	(15)	2
Income before income tax expense	2,289	2,127
Capital expenditures	3,075	2,788
Goodwill	4,031	4,024
Total assets	55,655	41,963
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	9,197	8,768
Operating costs	4,728	4,554
Adjusted EBITDA	4,469	4,214
Capital expenditures	1,758	1,515
Goodwill	1,160	1,160
Total assets	26,298	25,247
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	4,071	4,072
Operating costs	2,013	2,059
Adjusted EBITDA	2,058	2,013
Capital expenditures	1,019	913
Goodwill	1,902	1,895
Total assets	8,040	7,887
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,277	1,975
Operating costs	2,208	2,102
Adjusted EBITDA	69	(127)
Capital expenditures	142	115
Goodwill	969	969
Total assets	2,693	2,665
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(149)	(160)
Operating costs	54	53
Adjusted EBITDA	(203)	(213)
Capital expenditures	156	245
Goodwill	0	0
Total assets	$ 18,624	$ 6,164